Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Labour costs
Wages, salaries and related taxes and benefits	$ (4,354)	$ (4,250)
Post-employment benefit plans service cost (net of capitalized amounts)	(206)	(249)
Other labour costs	(1,063)	(1,054)
Less:
Capitalized labour	1,217	1,136
Total labour costs	(4,406)	(4,417)
Cost of revenues	(7,926)	(7,641)
Other operating costs	(1,924)	(1,917)
Total operating costs	(14,256)	(13,975)
Research and development expense	$ 90	$ 57